Cost of Sales - Summary of Detailed Information About Cost of Sales Explanatory (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 1,958.4	$ 2,513.5
Cost of sales [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Inventories recognized as cost of sales	1,815.7	2,315.2
Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales	29.3	13.5
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	1,789.4	2,263.0
Freight [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	142.7	198.3
Non Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Cost of sales	$ 26.3	$ 52.2